Derivative instruments and hedging activities - Net Investment Hedges (Detail) (Net investment hedges [Member], JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 6	¥ (2)	¥ 1	¥ (1)
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 6	¥ (2)	¥ 1	¥ (1)